Related Parties — Transactions and Balances	6 Months Ended
Jun. 30, 2025
Related Parties — Transactions and Balances [Abstract]
RELATED PARTIES — TRANSACTIONS AND BALANCES

NOTE 11 — RELATED PARTIES — TRANSACTIONS AND BALANCES

a.	Transactions with interested and related parties:

	Six months ended June 30,
	2025	2024
	USD in thousands
Cost of sales:
Inventory storage (c1)	55	207
Purchased goods	20	-
	75	207
General and administrative:
Consulting fees (c1), (c2)	602	198
Share based payment (c6)	173	-
Revenue Sharing Payment (c4)	24	21
	799	219
Other income:
Consulting Agreement (c3)	(60)	(60)

Financial expenses (income), net:
Interest expense on Deferred Payment	9	-
b.	Balances with interested and related parties:

	Period ended
	June 30, 2025	December 31, 2024
	USD in thousands
Assets:
Other receivables – non-current (c3)	172	112
	172	112
Liabilities:
Other payables (c1) (c2) (c4)	882	120
Convertible promissory notes (c5)	7,071	-
	7,953	120

c.	Additional information:

1.

On October 26, 2022, the Company and Pure Capital entered into a consulting agreement (the “Pure Capital Consulting Agreement”), pursuant to which Pure Capital agreed to provide consulting services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16 thousand). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the consulting agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, including warrants then outstanding or issued thereafter, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital.

Additionally, on October 26, 2022, the Company and Pure Logistics, a company wholly-owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in New Jersey. As described in Note 3, on March 18, 2025, the Company acquired all of the issued and outstanding equity interests of Pure Logistics (which was accounted for as a related-party transaction prior to the acquisition).

On February 5, 2024, the Company paid Pure Capital $100 thousand under the Pure Capital Consulting Agreement, in connection with the Company’s initial public offering.

On April 7, 2025, the Company and Pure Capital entered into an amendment to the Pure Capital Consulting Agreement, to be effective as of January 1, 2024. Pursuant to the amendment, Pure Capital is entitled to a special bonus upon the consummation of an offering of securities of the Company, including proceeds received from the exercise of warrants, based on the following distribution of gross proceeds: (i) up to $2.5 million, Pure Capital will be entitled to a bonus payment of $175,000; (ii) between $2.5 million and $5 million, Pure Capital will be entitled to a bonus payment between $175 thousand to $300 thousand; (iii) between $5 million and $10 million, Pure Capital will be entitled to a bonus payment between $300 thousand to $700 thousand; and (iv) above $10 million, Pure Capital will be entitled to a bonus payment between $700 thousand to $1,300 thousand. In addition, in lieu of a bonus payment of $124 thousand that Pure Capital was entitled to pursuant to the amendment, the Company issued to Pure Capital 5,964 ordinary shares.

On August 1, 2025, the Company and Pure Capital entered into a second amendment to the Pure Capital Consulting Agreement, pursuant to which Pure Capital is no longer entitled to receive a monthly consulting fee and is entitled to receive reimbursement of expenses for up to $5 thousand.

2.

On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo Technologies Ltd. (formerly Medigus Ltd.) (“Xylo”), pursuant to which Xylo agreed to provide consulting services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a 36-month term beginning in January 2024 and may be terminated for cause upon 30 days’ prior notice. Consulting fees under the Xylo Consulting Agreement are included in other expenses.

On April 7, 2025, the Company and Xylo entered into an amendment to the Xylo Consulting Agreement pursuant to which the monthly fee payable to Xylo was reduced to $10 thousand, effective as of January 1, 2025.

3.

On March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company agreed to provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus of $51 thousand. The SciSparc Consulting Agreement has no defined term and may be terminated by either party with 30 days’ prior notice. In November 2023 the monthly fee was reduced to $10 thousand. Consulting fees received under the SciSparc Consulting Agreement are -included in other income in the condensed consolidated statements of operations.

On July 28, 2025, the Company and SciSparc U.S. entered into a side letter to the SciSparc Consulting Agreement, pursuant to which, as of July 28, 2025, all consulting fees that were outstanding or that accrue for services rendered after such date, shall be payable only (i) out of the Company’s positive cash flow and (ii) not earlier than October 30, 2026.

4.

In April 2024, the Company paid $12 thousand to Xylo and $9 thousand to Pure Capital as a revenue sharing payment. The outstanding amount payable to Xylo and Pure Capital as of June 30, 2025 is $14 thousand and $10 thousand, respectively.

5.	See Note 8 regarding the convertible promissory note on January 16, 2025.

6.	See Note 5d regarding the Share based payment on April 9, 2025.